FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Movement In Policyholders’ Account Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance Reserve [Abstract]
Policyholders’ Account Balances	$ 0	$ 0
Acquisitions Through Business Combinations, Policyholders’ Accounts	13,880	0
Policyholders’ account deposits	1,407	0	$ 0
Interest credited to policyholders' account balances	156	0	0
Policyholders' account withdrawals	(921)	0
Changes to policyholders’ account balances	(212)	0
Policyholders’ Account Balances	$ 14,310	$ 0	$ 0